UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
- Dreyfus Premier Natural Resources Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	06/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Enterprise Fund
June 30, 2007 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--17.7%
Buffalo Wild Wings	40,900 a	1,701,031
Cache	161,130 a,b	2,138,195
Casual Male Retail Group	266,900 a,b	2,695,690
Century Casinos	282,663 a,b	2,541,140
Cosi	436,445 a,b	1,990,189
Directed Electronics	305,300 a,b	2,698,852
G-III Apparel Group	251,737 a	3,974,927
Guitar Center	61,140 a,b	3,656,783
Heelys	87,900 a	2,273,094
Lifetime Brands	70,300 b	1,437,635
McCormick & Schmick's Seafood
Restaurants	195,783 a,b	5,078,611
Red Lion Hotels	203,500 a	2,614,975
Ruth's Chris Steak House	160,158 a,b	2,721,084
Town Sports International Holdings	251,673 a	4,862,322
Universal Electronics	79,000 a	2,869,280
		43,253,808
Consumer Staples--1.6%
Jones Soda	104,327 a,b	1,462,665
Physicians Formula Holdings	76,900 a	1,209,252
Susser Holdings	75,400 a	1,222,234
		3,894,151
Energy--6.9%
Arena Resources	34,600 a,b	2,010,606
ENGlobal	270,800 a,b	3,290,220
Evergreen Energy	223,500 a,b	1,318,650
T-3 Energy Services	164,330 a	5,496,839
Tetra Technologies	171,250 a,b	4,829,250
		16,945,565
Exchange Traded Funds--5.7%
iShares Nasdaq Biotechnology Index
Fund	40,700 b	3,180,298
PowerShares Dynamic Biotechnology
& Genome Portfolio	173,600 a,b	3,180,352
Powershares QQQ	159,600	7,596,960
		13,957,610
Financial--6.9%
AmericanWest Bancorp	62,350 b	1,136,640
Columbia Banking System	42,400	1,240,200
Community Bancorp/NV	45,950 a	1,285,681
First Consulting Group	135,500 a	1,287,250
First Mercury Financial	70,330 a	1,474,820
Grubb & Ellis	120,800 a	1,401,280
Hallmark Financial Services	145,700 a	1,765,884
Marlin Business Services	64,500 a,b	1,374,495
Pacific Premier Bancorp	119,925 a	1,281,998
Preferred Bank/Los Angeles, CA	32,137	1,285,480
Thomas Weisel Partners Group	110,100 a,b	1,833,165
United PanAm Financial	104,475 a,b	1,489,814
		16,856,707
Health Care--22.7%
Auxilium Pharmaceuticals	128,425 a,b	2,047,095
Five Star Quality Care	453,200 a,b	3,616,536

I-Flow	403,675 a,b	6,757,520
LHC Group	155,600 a,b	4,076,720
Matria Healthcare	123,200 a,b	3,730,496
Matrixx Initiatives	243,000 a,b	5,085,990
Metabolix	76,000 a,b	1,902,280
MWI Veterinary Supply	79,300 a	3,163,277
Owens & Minor	69,300 b	2,421,342
Penwest Pharmaceuticals	205,300 a,b	2,560,091
PSS World Medical	158,600 a,b	2,889,692
Res-Care	278,600 a	5,889,604
Systems Xcellence	121,200 a	3,486,924
Volcano	69,354 a,b	1,401,644
West Pharmaceutical Services	115,200	5,431,680
Xtent	100,000 a,b	1,000,000
		55,460,891
Industrials--18.7%
Angelica	144,300	3,041,844
Celadon Group	115,600 a,b	1,838,040
Flanders	349,275 a,b	2,689,418
Gardner Denver	64,375 a	2,739,156
Geo Group	109,874 a	3,197,333
Hardinge	120,000	4,083,600
Houston Wire & Cable	212,300 a,b	6,031,443
Hub Group, Cl. A	33,700 a,b	1,184,892
ICT Group	65,650 a	1,228,312
Innerworkings	265,300 a,b	4,250,106
LMI Aerospace	103,400 a	2,511,586
Old Dominion Freight Line	61,239 a	1,846,356
PeopleSupport	102,269 a,b	1,160,753
Rush Enterprises, Cl. A	146,125 a	3,173,835
Tennant	186,500	6,807,250
		45,783,924
Information Technology--18.7%
California Micro Devices	208,600 a	844,830
DTS	289,265 a,b	6,297,299
Goldleaf Financial Solutions	143,503 a	774,916
InterVoice	476,318 a,b	3,967,729
Liquidity Services	133,500 a,b	2,507,130
Mentor Graphics	231,700 a,b	3,051,489
Microtune	243,600 a,b	1,274,028
Mind CTI	494,200	1,383,760
Mindspeed Technologies	664,650 a,b	1,468,877
MIPS Technologies	245,250 a	2,155,748
Radiant Systems	98,550 a,b	1,304,802
RADWARE	263,500 a	3,833,925
Radyne	282,100 a,b	3,010,007
Rainmaker Systems	140,000 a	995,400
Rudolph Technologies	231,750 a,b	3,849,368
Semtech	202,900 a	3,516,257
Tyler Technologies	88,500 a	1,098,285
Ultratech	149,519 a	1,993,088
Website Pros	250,200 a,b	2,356,884
		45,683,822
Materials--.8%
Balchem	105,500	1,916,935
Total Common Stocks
(cost $216,901,350)		243,753,413

Other Investment--1.0% Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,405,000)	2,405,000 [c]	2,405,000

Investment of Cash Collateral for
Securities Loaned--31.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $76,544,901)	76,544,901 [c]	76,544,901

Total Investments (cost $295,851,251)	132.0%	322,703,314

Liabilities, Less Cash and Receivables	(32.0%)	(78,263,927)

Net Assets	100.0%	244,439,387

a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund's securities on loan is
$72,029,552 and the total market value of the collateral held by the fund is $76,544,901.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Natural Resources Fund
June 30, 2007 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)

Energy--77.4%
Apache	2,700	220,293
Arena Resources	6,500 a	377,715
Basic Energy Services	7,140 a	182,570
BJ Services	4,000	113,760
Cabot Oil & Gas	3,800	140,144
Cal Dive International	11,800 a	196,234
Cameco	6,500	329,810
Cameron International	7,580 a	541,743
Canadian Natural Resources	6,300	418,005
Carrizo Oil & Gas	9,600 a	398,112
Chesapeake Energy	12,610	436,306
Chevron	4,490	378,238
CNX Gas	9,500 a	290,700
ConocoPhillips	2,130	167,205
Continental Resources	11,700 a	187,200
Denbury Resources	8,900 a	333,750
Devon Energy	4,800	375,792
Diamond Offshore Drilling	2,300	233,588
ENSCO International	5,490	334,945
EOG Resources	3,600	263,016
EXCO Resources	17,900 a	312,176
Exxon Mobil	7,100	595,548
FMC Technologies	6,900 a	546,618
Frontier Oil	3,110	136,125
GlobalSantaFe	5,180	374,255
GMX Resources	6,540 a	226,284
Goodrich Petroleum	3,930 a	136,096
Grant Prideco	7,538 a	405,771
Halliburton	7,800	269,100
Helix Energy Solutions Group	12,000 a	478,920
Hercules Offshore	4,800 a	155,424
Hess	4,290	252,938
Hornbeck Offshore Services	3,540 a	137,210
Input/Output	9,600 a	149,856
Marathon Oil	10,100	605,596
Mitcham Industries	8,500 a	162,265
Nabors Industries	2,800 a	93,464
National Oilwell Varco	4,700 a	489,928
Newfield Exploration	5,600 a	255,080
Noble	3,470	338,394
Noble Energy	6,100	380,579
Occidental Petroleum	7,700	445,676
Oceaneering International	2,700 a	142,128
Parallel Petroleum	21,000 a	459,900
Peabody Energy	9,440	456,707
Pride International	3,500 a	131,110
Quicksilver Resources	4,800 a	213,984
Range Resources	10,300	385,323
Sandridge Energy	18,000 a,b	378,000
Schlumberger	8,300	705,002
Smith International	3,000	175,920
Southwestern Energy	16,140 a	718,230

Suncor Energy	2,700	242,784
Sunoco	2,010	160,157
Superior Offshore International	7,500 a	136,500
Tenaris, ADR	6,000	293,760
TODCO	2,200 a	103,862
Transocean	6,060 a	642,238
TXCO Resources	24,390 a	250,729
Ultra Petroleum	6,600 a	364,584
Unit	5,800 a	364,878
Valero Energy	4,800	354,528
Weatherford International	4,460 a	246,370
XTO Energy	12,400	745,240
		20,538,363
Exchange Traded Funds--1.0%
streetTRACKS Gold Trust	4,055 a	260,615
Industrials--3.5%
Chicago Bridge & Iron (NY Shares)	1,810	68,309
McDermott International	7,350 a	610,932
URS	2,230 a	108,267
Vallourec	400	128,967
		916,475
Manufacturing--1.0%
Vestas Wind Systems	4,200 a	278,060
Materials--9.2%
Agnico-Eagle Mines	5,000	182,500
Agrium	2,100	91,875
Barrick Gold	6,200	180,234
BHP Billiton, ADR	6,700	400,325
Celanese, Ser. A	6,200	240,436
Monsanto	1,700	114,818
Nucor	1,600	93,840
Praxair	2,800	201,572
Rio Tinto, ADR	500	153,060
Rohm & Haas	1,700	92,956
Teck Cominco, Cl. B	4,400	186,620
Zinifex	31,300	499,705
		2,437,941
Utilities--5.4%
Edison International	3,420	191,930
FPL Group	2,400	136,176
MDU Resources Group	5,920	165,997
PG & E	3,700	167,610
Public Service Enterprise Group	2,860	251,051
Questar	9,840	520,044
		1,432,808
Total Common Stocks
(cost $17,965,554)		25,864,262

Other Investment--2.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $677,000)	677,000 [c]	677,000

Total Investments (cost $18,642,554)	100.1%	26,541,262

Liabilities, Less Cash and Receivables	(.1%)	(34,340)

Net Assets	100.0%	26,506,922

ADR - American Depository Receipts
a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, this security amounted to $378,000 or
1.4% of net assets.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Enterprise Fund
-	Dreyfus Premier Natural Resources Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)